Restructuring charges and asset impairments	12 Months Ended
Mar. 31, 2014
Restructuring And Related Activities [Abstract]
Restructuring charges and asset impairments
19.	Restructuring charges and asset impairments

As part of its effort to improve the performance of the various businesses, Sony has undertaken a number of restructuring initiatives. Sony defines restructuring initiatives as activities initiated by Sony, such as exiting a business or product category or implementing a headcount reduction program, which are designed to generate a positive impact on future profitability. The restructuring activities are generally short term in nature and are generally completed within one year of initiation. For the fiscal years ended March 31, 2012, 2013 and 2014, Sony recorded total restructuring charges of 52,645 million yen, 74,386 million yen and 75,570 million yen, respectively.

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net*	Other associated costs	Total
Balance at March 31, 2011	15,585	—	4,974	20,559
Sony Ericsson acquisition	8,789	—	2,190	10,979
Restructuring costs	25,453	20,428	6,764	52,645
Non-cash charges	—	(20,428)	—	(20,428)
Cash payments	(24,928)	—	(4,862)	(29,790)
Adjustments	98	—	(1,130)	(1,032)

Balance at March 31, 2012	24,997	—	7,936	32,933
Restructuring costs	62,752	5,161	6,473	74,386
Non-cash charges	—	(5,161)	—	(5,161)
Cash payments	(58,518)	—	(9,722)	(68,240)
Adjustments	3,498	—	988	4,486

Balance at March 31, 2013	32,729	—	5,675	38,404
Restructuring costs	41,820	18,991	14,759	75,570
Non-cash charges	—	(18,991)	—	(18,991)
Cash payments	(46,017)	—	(7,177)	(53,194)
Adjustments	3,312	—	659	3,971

Balance at March 31, 2014	31,844	—	13,916	45,760

*	Significant asset impairments excluded from restructuring charges are described below.

Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2012, 2013 and 2014 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Mobile Products & Communications*	1,859	5,885	32,485
Game	519	250	371
Imaging Products & Solutions	1,398	11,240	3,422
Home Entertainment & Sound	5,007	11,815	1,537
Devices	26,373	19,096	5,464
Pictures	1,273	1,081	6,722
Music	5,710	2,305	576
Financial Services	1,822	—	—
All Other and Corporate	8,684	22,714	24,993

Total net restructuring charges	52,645	74,386	75,570
Depreciation associated with restructured assets	2,115	3,121	5,019

Total	54,760	77,507	80,589

*	Sony acquired Ericsson’s shares in Sony Ericsson and it became a wholly-owned subsidiary of Sony. Subsequent to the acquisition, Sony Ericsson was renamed Sony Mobile which is included in the MP&C segment.

Depreciation associated with restructured assets as used in the context of the disclosures regarding restructuring activities refers to the increase in depreciation expense caused by revising the useful life and the salvage value of depreciable fixed assets to coincide with the earlier end of production under an approved restructuring plan. Any impairment of the assets is recognized immediately in the period it is identified.

General — Retirement programs -

Sony has undergone several headcount reduction programs to further reduce operating costs primarily in an effort to improve the performance of certain segments related to the electronics business and reduce cost at the headquarters function. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements.

During the fiscal year ended March 31, 2013, these staff reductions were achieved worldwide mostly through the implementation of early retirement programs, including headcount reductions at Sony Corporation and major consolidated electronics subsidiaries in Japan and the closure of a production facility in Japan to streamline organizations of the electronics business operations and increase operational efficiency as announced on October 19, 2012.

In addition, during the fiscal year ended March 31, 2014, Sony made announcements regarding its exit from the PC business (refer to Note 25) in the MP&C segment, plans to operate the TV business in the HE&S segment as a wholly-owned subsidiary, and plans to optimize the manufacturing, sales, and headquarters functions that indirectly support the electronics businesses.

Sony will continue to implement programs to reduce headcount by streamlining business operations, including closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

Mobile Products & Communications segment

In an effort to improve the performance of the MP&C segment, Sony has undergone a number of restructuring efforts to reduce its operating costs. These efforts included headcount reduction programs as described above, initiatives to advance the rationalization of manufacturing operations and shifting and aggregating manufacturing to low-cost areas.

Retirement programs -

As a result of the retirement programs mentioned above, Sony recorded in the MP&C segment restructuring charges related mainly to employee termination benefits totaling 1,812 million yen, 4,959 million yen and 7,051 million yen for the fiscal years ended March 31, 2012, 2013 and 2014, respectively, in selling, general and administrative expenses in the consolidated statements of income.

During the fiscal year ended March 31, 2012, as a result of the acquisition of Sony Ericsson, which was subsequently renamed Sony Mobile, Sony reflected in the consolidated balance sheets 10,979 million yen of restructuring liabilities which related to restructuring activities undertaken by Sony Ericsson prior to Sony’s acquisition of Ericsson’s 50% equity interest in Sony Ericsson, but which had not yet been paid or settled by Sony Ericsson. The restructuring liabilities related to activities previously accrued by Sony Ericsson, but which were unpaid as of the acquisition date consisted of severance costs of 8,789 million yen and other associated costs of 2,190 million yen.

Asset-impairment and associated costs of PC business -

As described in Note 25, Sony recorded impairment losses of 12,817 million yen for long-lived assets in the PC business during the fiscal year ended March 31, 2014. Sony also recorded 8,019 million yen of expenses to compensate suppliers for unused components in cost of sales in the consolidated statements of income for the fiscal year ended March 31, 2014, which were the incremental costs directly resulting from exiting the PC business.

Game segment

In an effort to improve the performance of the Game segment, Sony has undergone a number of restructuring efforts to reduce its operating costs.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits in selling, general and administrative expenses in the consolidated statements of income.

Imaging Products & Solutions segment

In an effort to improve the performance of the IP&S segment, Sony has undergone a number of restructuring efforts to reduce its operating costs. These efforts included headcount reduction programs as described above, initiatives to advance the rationalization of manufacturing operations, shifting and aggregating manufacturing to low-cost areas, and utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs).

Retirement programs -

As a result of the retirement programs mentioned above, Sony recorded in the IP&S segment restructuring charges related mainly to employee termination benefits totaling 3,122 million yen, 9,720 million yen and 3,309 million yen for the fiscal years ended March 31, 2012, 2013 and 2014, respectively, in selling, general and administrative expenses in the consolidated statements of income.

Home Entertainment & Sound segment

In an effort to improve the performance of the HE&S segment, Sony has undergone a number of restructuring efforts to reduce its operating costs. These efforts included headcount reduction programs as described above, initiatives to advance the rationalization of manufacturing operations, shifting and aggregating manufacturing to low-cost areas, and utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs).

Retirement programs -

As a result of the retirement programs mentioned above, Sony recorded in the HE&S segment restructuring charges related mainly to employee termination benefits totaling 4,548 million yen, 10,647 million yen and 1,194 million yen for the fiscal years ended March 31, 2012, 2013 and 2014, respectively, in selling, general and administrative expenses in the consolidated statements of income.

Devices segment

In an effort to improve the performance of the Devices segment, Sony has undergone a number of restructuring efforts to reduce operating costs. These efforts included headcount reduction programs as described above, initiatives to advance the rationalization of manufacturing operations and shifting and aggregating manufacturing to low-cost areas.

Retirement programs -

As a result of the retirement programs mentioned above, Sony recorded in the Devices segment restructuring charges related mainly to employee termination benefits totaling 5,445 million yen, 15,153 million yen and 2,917 million yen for the fiscal years ended March 31, 2012, 2013 and 2014, respectively, in selling, general and administrative expenses in the consolidated statements of income.

Sale and asset-impairment of small- and medium-sized TFT LCD business -

As described in Note 25, Sony sold its small- and medium-sized TFT LCD business to Japan Display Inc. During the fiscal year ended March 31, 2012, Sony recorded an impairment loss of 19,187 million yen in other operating (income) expense, net in the consolidated statements of income, as the long-lived assets used by the business were classified as held for sale and recorded at the lesser of carrying value or fair value.

Pictures segment

In an effort to improve the performance of the Pictures segment, Sony has undergone a number of restructuring efforts to reduce operating costs and rationalize certain operations.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

Music segment

In an effort to improve the performance of the Music segment due to the continued contraction of the physical music market, Sony has undergone a number of restructuring efforts to reduce operating costs.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

Financial Services segment

In an effort to improve the performance of the Financial Services segment, Sony has undergone restructuring efforts to reduce operating costs.

All Other and Corporate

The resulting restructuring charges, included in the table above, related mainly to employee termination benefits, regarding headcount reductions described in general retirement programs for the fiscal year ended March 31, 2013. For the fiscal year ended March 31, 2014, restructuring charges of 12,819 million yen were recorded relating to a reduction in the scale of sales companies resulting from the decision to exit the PC business. These costs are primarily included in selling, general and administrative expenses in the consolidated statements of income.

Other asset impairment information

Sony excluded the below losses on impairment from restructuring charges as they were not directly related to Sony’s ongoing restructuring initiatives.

Asset-impairment of LCD television business related long-lived assets -

Sony recorded impairment losses of 16,700 million yen, 7,617 million yen and 7,798 million yen for the fiscal years ended March 31, 2012, 2013 and 2014, respectively, included within the HE&S segment, related to the LCD television asset group. These impairment losses primarily reflected a decrease in the estimated fair value of property, plant and equipment and certain intangible assets.

For the LCD television asset group, the corresponding estimated future cash flows leading to the impairment charge reflected the continued deterioration in LCD television market conditions in Japan, Europe and North America, and unfavorable foreign exchange rates.

Asset-impairment of network business related long-lived assets -

Sony recorded an impairment loss of 12,601 million yen for the fiscal year ended March 31, 2012, included within All Other, related to the network business asset group, which has made investments in network improvements and security enhancements. This impairment loss primarily reflects a decrease in the estimated fair value of certain intangible and other long-lived assets.

During the fiscal year ended March 31, 2012, the corresponding estimated future cash flows leading to the impairment charge reflected management’s revised forecast over the limited period applicable to the impairment determination.

Asset-impairment of battery business related long-lived assets -

Sony recorded an impairment loss of 32,107 million yen for the fiscal year ended March 31, 2014, included within the Devices segment, related to long-lived assets in the battery business asset group. In light of a lack of progress towards achieving adequate operating results, Sony conducted a strategic review of the business and the evolving market trends. Following these developments, Sony reduced the corresponding estimated future cash flows and the estimated ability to recover the entire carrying amount of the long-lived assets within the period applicable to the impairment determination, resulting in an impairment charge.

Asset-impairment of disc manufacturing business related long-lived assets and goodwill -

Sony recorded impairment losses of 12,303 million yen and 13,264 million yen for the fiscal year ended March 31, 2014, included within All Other, related to long-lived assets and goodwill, respectively, in the disc manufacturing business.

The long-lived asset impairment in the disc manufacturing business relates to a lowered forecast of cash flows outside of Japan and the United States, primarily attributable to the manufacturing and distribution operations in Europe, which began additional restructuring activities in March 2014, and reflects the faster than expected contraction of the physical media market. These factors also contributed to a lowered fair value estimate and the goodwill impairment.